COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
Restricted Cash		¥ 487,882	¥ 567,794
Accounts receivable and contract assets allowance		21,270	82,515
Financial assets receivable allowance		16,258	56,656
Due from related parties allowance	¥ 18,055	0
Loans receivable, net		1,192,307	¥ 811,433
Ordinary shares, authorized (in shares) | shares			5,000,000,000
Ordinary shares, issued (in shares) | shares			287,652,707
Ordinary shares, outstanding (in shares) | shares			287,652,707
Consolidated Trusts
Restricted Cash		96,134	¥ 6,142
Loans receivable, net		¥ 910,674	¥ 493,883